Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	$ 1,116	$ 1,424
Addition		18
Foreign exchange	(70)	6
Depreciation	(228)	(332)
Closing net book value	$ 818	1,116
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease agreement term	3 years
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease agreement term	10 years
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	$ 1,918
Closing net book value	1,679	1,918
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	(802)
Closing net book value	$ (861)	$ (802)